AST BOND PORTFOLIO 2029
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investment — 94.8%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $7,603,280)	786,792	$7,450,921
Short-Term Investment — 3.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $294,455)	294,455	294,455

TOTAL INVESTMENTS—98.5% (cost $7,897,735)(wa)		7,745,376

Other assets in excess of liabilities(z) — 1.5%		115,955

Net Assets — 100.0%		$7,861,331

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
28	5 Year U.S. Treasury Notes	Dec. 2023	$2,950,063	$(28,057)
51	10 Year U.S. Treasury Notes	Dec. 2023	5,511,188	(96,089)
				(124,146)
Short Positions:
10	2 Year U.S. Treasury Notes	Dec. 2023	2,027,109	5,721
13	3 Year U.S. Treasury Notes	Dec. 2023	2,681,758	18,150
9	10 Year U.S. Ultra Treasury Notes	Dec. 2023	1,004,063	28,841
9	20 Year U.S. Treasury Bonds	Dec. 2023	1,024,031	51,643
5	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	593,438	45,930
				150,285
				$26,139
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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